SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of disaggregation of revenue by product (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregation Of Revenue [Line Items]
Net revenue	¥ 5,466,873	$ 769,993	¥ 3,271,414	¥ 1,780,490
Loan facilitation services | At a point in time
Disaggregation Of Revenue [Line Items]
Net revenue	3,489,184		2,881,725	1,470,170
Releasing of guarantee liabilities
Disaggregation Of Revenue [Line Items]
Net revenue	1,393,081		47,141
Releasing of guarantee liabilities | Overtime
Disaggregation Of Revenue [Line Items]
Net revenue	1,393,081		47,141
Other revenue - Investor referral | At a point in time
Disaggregation Of Revenue [Line Items]
Net revenue	342,181		269,256	178,616
Other revenue - others | At a point in time /Overtime
Disaggregation Of Revenue [Line Items]
Net revenue	¥ 242,427		¥ 73,292	¥ 131,704